Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
10. Debt
Convertible Notes
Convertible Notes—Related Party
On March 21, 2022, the Company issued a subordinated convertible promissory note (“Old Alco Note”) for a principal sum of $2,000,000 to Alco Investment Company (“Alco”), a related party. Alco held approximately
5
% of the issued equity of the Company, through its ownership of Series A preferred stock, for all periods presented. The Old Alco Note bore interest at a rate of 15% per annum until exchanged. The outstanding principal and accrued interest were due and payable on the December 31, 2023 (“Original Maturity Date”), provided that, Alco could elect to extend the Original Maturity Date up to two times by additional
12-month
increments by delivering written notice to the Company prior to the Original Maturity Date of such election. The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
The embedded redemption put feature upon an Equity Financing is not clearly and closely related to the debt host instrument, was separated from the debt host and initially measured at fair value. Subsequent changes in fair value of the feature are recognized in the Consolidated Statement of Operations. The fair value (see Note 5) of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative.
Discounts to the principal amounts were included in the carrying value of the Old Alco Note and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a

$151,000 debt discount upon issuance of the Old Alco Note. For the nine months ended September 30, 2022, interest expense on the Old Alco Note totaled $124,621, comprised of $100,274 of contractual interest and $24,347 for the amortization of the discount. The effective interest rate was 20% prior to the exchange of the Old Alco Note as noted below.
On July 19, 2022, the Company and Alco entered into an exchange agreement whereby Alco and the company agreed to the cancellation of the Old Alco Note in exchange for the issuance of a new subordinated convertible promissory note in the principal amount of $2,101,744 (representing the principal amount plus accrued interest under the Old Alco Note) (the “New Alco Note”). In accordance with ASC 470 Debt, the Company treated the Old Alco Note as extinguished and recognized a loss on debt extinguishment of $56,653, determined by the sum of the fair value of the New Alco Note in excess of the carrying value of the Old Alco Note less the bifurcated embedded derivative liability at the time of the modification.
Between July and September 2022, the Company issued additional subordinated convertible notes (together with the New Alco Note, the “2022 Related Party Convertible Notes”) for an aggregate amount of $4,100,538 to related parties Alco and DNX. Between March and September 2023, the Company issued additional subordinate convertible notes (together with the 2022 Related Party Convertible Notes, the “Related Party Convertible Notes”) for an aggregate amount of $2,533,000 to related parties Alco, DNX and William Bryant. DNX held in excess of 5% of the issued equity of the Company, through its ownership of Series A preferred stock, for all periods presented. William Bryant will become a member of the Board of Directors upon completion of the Merger. The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest
of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
In March 2023, the 2022 Related Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC 470-60, Troubled Debt Restructurings, and ASC 470-50, Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.
The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see Note 5).

Discounts to the principal amounts are included in the carrying value of the Related Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During 2022, the Company recorded a $1,279,840 debt discount upon issuance of the above described Related Party Convertible Notes, which is comprised of $1,262,026 related to the bifurcated derivative and $17,814 of debt issuance costs. During the nine months ended September 30, 2023, the Company recorded a $1,107,016 debt discount upon issuance of additional Related Party Convertible Notes. For the nine months ended September 30, 2023, interest expense on the Related Party Convertible Notes totaled
$
1,614,085
, comprised of $
345,382
of contractual interest and $
1,268,703
for the amortization of the discount. The effective interest rate for each of the Related Party Convertible Notes ranged from
28
% to
110
% as of September 30, 2023.
Convertible Notes—Third Party
Between July and September 2022, the Company issued additional subordinated convertible notes (the “2022 Third Party Convertible Notes”) for an aggregate amount of $1,861,206 to third-party creditors. Between March and September 2023, the Company issued additional subordinate convertible notes (together with the 2022 Third Party Convertible Notes, the “Third Party Convertible Notes”) for an aggregate amount of $1,485,000 to third-party creditors. The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest
of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
In March 2023, the 2022 Third Party Convertible Notes were amended to extend the maturity to
December 31, 2023
.
The Company evaluated the terms of the First Amendment in accordance with ASC 470-60, Troubled Debt Restructurings, and ASC 470-50, Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.
The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see Note 5).
Discounts to the principal amounts are included in the carrying value of the Third Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During 2022, the Company recorded a $580,056 debt discount upon issuance of the Third Party Convertible Notes, which is comprised of

$571,974 related to the bifurcated derivative and $8,082 of debt issuance costs. During the nine months ended September 30, 2023, the Company recorded a $578,825 debt discount upon issuance of additional Related Party Convertible Notes. For the nine months ended September 30, 2023, interest expense on the Related Party Convertible Notes totaled $711,050, comprised of $142,717 of contractual interest and $568,333 for the amortization of the discount. The effective interest rate for each of the Related Party Convertible Notes ranged from 28% to 110% as of September 30, 2023.

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of September 30, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,633,538	$3,346,206
Debt discount, net	(666,402)	(430,808)

Carrying value of the convertible notes	5,967,136	2,915,398
Accrued interest	497,961	191,418

Total convertible notes and accrued interest	$6,465,097	$3,106,816

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2022:

	Related Party	Third Party
Face value of the convertible notes	$4,100,538	$1,861,206
Debt discount, net	(828,089)	(419,601)

Carrying value of the convertible notes	3,272,449	1,441,605
Accrued interest	152,578	48,702

Total convertible notes and accrued interest	$3,425,027	$1,490,307

Promissory Notes
On August 30, 2023, the Company issued a subordinate promissory note (“Alco August Promissory Note”) in the aggregate principal amount of $150,000 to Alco Investment Company, a related party. Alco held approximately 5% of the issued equity of the Company, through its ownership of Series A preferred stock, for all periods presented. The Alco August Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on October 31, 2023. As of September 30, 2023, $150,000 of principal and $1,052 of accrued interest is outstanding under the Alco August Promissory Note recorded in note payable—related party on the condensed balance sheets.
On September 13, 2023, the Company issued a subordinate promissory note (“Alco September Promissory Note”) in the aggregate principal amount of up to $1,500,000 to Alco Investment Company, a related party. The Alco September Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on January 10, 2024. As of September 30, 2023, $1,000,000 of principal and $3,945 of accrued interest is outstanding under the Alco September Promissory Note recorded in note payable—related party on the condensed consolidated balance sheets.
Term and Convertible Notes (CP BF)
On February 19, 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) for $8,000,000 (the “Loan Agreement”). The Loan Agreement was comprised of a Term Note for $6,500,000 and a Convertible Note for $1,500,000, with the option upon the request of the Company for Additional Loan (“Additional Loan”) principal amount of up to $7,000,000, evidenced by additional notes with 81.25% of the principal amount of such Additional Loan being evidenced by a Term Note, and 18.75% of the principal amount of such an Additional Loan being evidenced by a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind
(“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5%
per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the Term Note will bear cash interest at a per annum rate of 20% (“Default Rate”) and no PIK interest shall accrue at any time during an Event of Default and the Convertible Note will bear PIK Interest at a per annum at the Default Rate.

Additionally, the Company may voluntarily prepay the Principal of the Loans, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued and unpaid Cash Interest with respect to the principal amount so prepaid through the date the prepayment is made; (ii) if such prepayment is prior to the twelve-month anniversary of the Closing Date, all unpaid interest (including for the avoidance of doubt, PIK Interest and Cash Interest) with respect to the principal amount so prepaid that would have been due and payable on or prior to the twelve-month anniversary of the Closing Date had the Loans remained outstanding until such twelve-month anniversary date (the “Yield Maintenance Premium”); (iii) the Exit Fee with respect to the principal amount so prepaid, calculated as
1.0
% of the outstanding principal balance of the Loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the Loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iv) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid.
The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement. The Loan Agreement is secured by a first-priority Lien (subject to Permitted Liens) on and security interest in the Collateral pursuant to the terms of the Collateral Documents. The Loan Agreement named Joseph Davy, CEO, as Guarantor, and per the term of the Loan Agreement, he is willing to guarantee the full payment, performance and collection of all of the Credit Parties’ obligations thereunder and under the Loan Agreement, all as further set forth therein.
For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Upon the occurrence of an Event of Default, and at any time thereafter unless and until such Event of Default has been waived by CP BF or cured to the satisfaction of Lender, subject to the exercise of customary commercial underwriting standards in determining such satisfaction, Lender may, without notice or demand to the Credit Parties declare the unpaid principal of and any accrued interest shall be immediately due and payable. While the Company and the Lender are engaged in good faith discussions to resolve these matters, no agreement to resolve such matters has been reached and all of the Loans remain in default for the reasons stated above, and the Lender is not presently exercising remedies, which the Lender reserves the right to so do at any time.

On August 24, 2023, the Company entered into a forbearance agreement (the “Forbearance Agreement”) with CP BF Lending. Under the terms of this Forbearance Agreement, and as a result of the Company’s non-compliance
with certain covenants of its Loan Agreement with CP BF, CP BF agreed to (i) amend certain provisions of the Loan Agreement to clarify the treatment of the Merger with 7GC under the Loan Agreement, (ii) consent to the consummation of the Merger Agreement with 7GC and (iii) forbear from exercising any of its rights and remedies under the Loan Agreement with the Company from the effective date of the Forbearance Agreement until the earlier of (a) the four-month anniversary of the closing of the Merger if the Merger is closed on or prior to December 29, 2023, (b) December 29, 2023 if the Merger is not consummated on or prior to December 29, 2023 or (c) the date on which any Termination Event (as defined within the Forbearance Agreement) shall have occurred. In connection with the Forbearance Agreement, CP BF and the Company also agreed to amend and restate CP BF’s existing convertible promissory notes (the “A&R CP BF Notes”) so that they may remain outstanding following the closing of the Merger and, at CP BF’s option, be convertible into Class A shares of the combined company.
On February 19, 2021, the Company capitalized $310,589 and $71,674 of costs associated with the issuance of the Term Note and Convertible Notes, respectively, and amortizes these costs to interest expense over the term of the debt, using the effective interest method. The capitalized debt issuance costs are presented as a reduction of the carrying value of the Term Note and Convertible Notes.
The embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together, as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $3,000. Subsequent changes in fair value of the feature will be recognized as a gain or loss in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (See Note 5).
On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Note in replacement for a Convertible Note (“First Amendment Convertible Note”) in the principal amount of $321,345, which is not considered an Additional Loan as defined above. The First Amendment Convertible Note has the same features as the Convertible Note described above.
Discounts to the principal amounts, relating to the debt issuance costs and embedded features, are included in the carrying value of the Convertible Notes and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a $2,000 debt discount upon issuance of the Convertible Notes. For the nine months ended September 30, 2023, interest expense on the Term Note totaled $849,377, comprised of $789,982 of contractual interest and $59,395 for the amortization of the discount. The effective interest rate for the Term Note was 16% for nine months ended September 30, 2023 and 2022. For the nine months ended September 30, 2023, interest expense on the Convertible Notes totaled $309,564, comprised of $289,892 of contractual interest and $19,672 for the amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% and 16%, respectively, for the nine months ended September 30, 2023 and 2022. For the nine months ended September 30, 2022, interest expense on the Term Note totaled $827,750, comprised of $778,066 of contractual interest and $49,684 for the amortization of the discount. For the nine months ended September 30, 2022, interest expense on the Convertible Notes totaled $224,749, comprised of $212,704 of contractual interest and $12,045 for the amortization of the discount.
The Company utilizes a combination of scenario-based methods and Black-Scholes option pricing models to determine the average share count outstanding at conversion and the simulated price per share for the Company as of the valuation date. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
The following table presents the CP BF convertible notes as of September
30
,
2023
:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(44,045)

Carrying value of the CB BF convertible notes	1,777,300
Accrued interest	808,797

Total CB BF convertible notes and accrued interest	$2,586,097

The following table presents the CP BF convertible notes as of December 31, 2022:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(63,715)

Carrying value of the CB BF convertible notes	1,757,630
Accrued interest	518,904

Total CB BF convertible notes and accrued interest	$2,276,534

The following table presents the CP BF term note as of September 30, 2023:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(133,517)

Carrying value of the CB BF term note	6,366,483
Accrued interest	664,301

Total CB BF term note and accrued interest	$7,030,784

The following table presents the CP BF term note as of December 31, 2022:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(192,911)

Carrying value of the CB BF term note	6,307,089
Accrued interest	186,962

Total CB BF term note and accrued interest	$6,494,051

13. Debt
Convertible Notes
Convertible Notes-Related Party
On March 21, 2022, the Company issued a subordinated convertible promissory note (“Old Alco Note”) for a principal sum of $2,000,000 to Alco Investment Company (“Alco”), a related party. Alco held approximately 5% of the issued equity of the Company, through its ownership of Series A preferred stock, for all periods presented. The Old Alco Note bore interest at a rate of 15%
per annum until exchanged. The outstanding principal and accrued interest were due and payable on the December 31, 2023 (“Original Maturity Date”), provided that, Alco could elect to extend the Original Maturity Date up to two times by additional
12-month
increments by delivering written notice to the Company prior to the Original Maturity Date of such election. The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
The embedded redemption put feature upon an Equity Financing is not clearly and closely related to the debt host instrument, was separated from the debt host and initially measured at fair value. Subsequent changes in fair value of the feature are recognized in the Consolidated Statement of Operations. The fair value (see Note 7) of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative.
Discounts to the principal amounts were included in the carrying value of the Old Alco Note and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a $151,000 debt discount upon issuance of the Old Alco Note. For the year ended December 31, 2022, interest expense on the Old Alco Note totaled $124,620, comprised of $100,273. of contractual interest and $24,347 for the amortization of the discount. The effective interest rate was 20% prior to the exchange of the Old Alco Note as noted below.
On July 19, 2022, the Company and Alco entered into an exchange agreement whereby Alco and the company agreed to the cancellation of the Old Alco Note in exchange for the issuance of a new subordinated convertible promissory note in the principal amount of $2,101,744 (representing the principal amount plus accrued interest under the Old Alco Note) (the “New Alco Note”). In accordance with ASC 470
Debt
, the Company treated the Old Alco Note as extinguished and recognized a loss on debt extinguishment of $56,653 for the year ended December 31, 2022, determined by the sum of the fair value of the New Alco Note in excess of the carrying value of the Old Alco Note less the bifurcated embedded derivative liability at the time of the modification.
Between July and September 2022, the Company issued additional Subordinated convertible notes (together with the New Alco Note, the “Related Party Convertible Notes”) for an aggregate amount of $4,100,538 to related parties Alco and DNX. DNX held in excess of 5% of the issued equity of the Company, through its ownership of Series A preferred stock, for all periods presented. The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest
of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see Note 7).
Discounts to the principal amounts are included in the carrying value of the Related Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During 2022, the Company recorded a $1,279,840 debt discount upon issuance of the above described Related Party Convertible Notes, which is comprised of $1,262,026 related to the bifurcated derivative and $17,814 of debt issuance costs. For the year ended December 31, 2022, interest expense on the Related Party Convertible Notes totaled $604,329, comprised of $152,578 of contractual interest and $451,751 for the amortization of the discount. The effective interest rate for each of the convertible notes ranged from 42% to 48% as of December 31, 2022.
Convertible Notes-Third Party
Between July and September 2022, the Company issued additional Subordinated convertible notes (the “Third Party Convertible Notes”) for an aggregate amount of $1,861,206 to third-party creditors. The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest
of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see Note 7).
Discounts to the principal amounts are included in the carrying value of the Third Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During 2022, the Company recorded a $580,056 debt discount upon issuance of the Third Party Convertible Notes, which is comprised of $571,974 related to the bifurcated derivative and $8,082 of debt issuance costs. For the year ended December 31, 2022, interest expense on the Third Party Convertible Notes totaled $209,156, comprised of $48,702 of contractual interest and $160,454 for the amortization of the discount. The effective interest rate for each of the convertible notes ranged from 42% to 48% as of December 31, 2022.

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2022:

	Related Party	Third Party
Face value of the convertible notes	$4,100,538	$1,861,206
Debt discount, net	(828,089)	(419,601)

Carrying value of the convertible notes	3,272,449	1,441,605
Accrued interest	152,578	48,702

Total convertible notes and accrued interest	$3,425,027	$1,490,307

Term and Convertible Notes (CP BF)
On February 19, 2021, the Company entered into a Loan Agreement with CP BF Lending, LLC (“CP BF”) for $8,000,000. The Loan Agreement was comprised of a Term Note for $6,500,000 and a Convertible Note for $1,500,000, with the option upon the request of the Company for Additional Loan (“Additional Loan”) principal amount of up to $7,000,000, evidenced by additional notes with 81.25% of the principal amount of such Additional Loan being evidenced by a Term Note, and 18.75% of the principal amount of such an Additional Loan being evidenced by a Convertible Note. The Term Loan bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind
(“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Loan together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Loan accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the Term Loan will bear cash interest at a per annum rate of 20% (“Default Rate”) and no PIK interest shall accrue at any time during an Event of Default and the Convertible Note will bear PIK Interest at a per annum at the Default Rate.
Additionally, the Company may voluntarily prepay the Principal of the Loans, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued and unpaid Cash Interest with respect to the principal amount so prepaid through the date the prepayment is made; (ii) if such prepayment is prior to the twelve-month anniversary of the Closing Date, all unpaid interest (including for the avoidance of doubt, PIK Interest and Cash Interest) with respect to the principal amount so prepaid that would have been due and payable on or prior to the twelve-month anniversary of the Closing Date had the Loans remained outstanding until such twelve-month anniversary date (the “Yield Maintenance Premium”); (iii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the Loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the Loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iv) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid.
The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement. The Loan Agreement is secured by a first-priority Lien (subject to Permitted Liens) on and security interest in the Collateral pursuant to the terms of the Collateral Documents. The Loan Agreement named Joseph Davy, CEO, as Guarantor, and per the term of the

Loan Agreement, he is willing to guarantee the full payment, performance and collection of all of the Credit Parties’ obligations thereunder and under the Loan Agreement, all as further set forth therein.
For the first quarter ended March 31, 2022, the second quarter ended June 30, 2022, the third quarter ended September 30, 2022, and the fourth quarter ended December 31, 2022, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. For the second quarter ended June 30, 2021, and the third quarter ended September 30, 2021, the Company was not in compliance with the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement. For the fourth quarter ended December 31, 2021, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement and the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement.
For the first quarter ending March 31, 2023, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Upon the occurrence of an Event of Default, and at any time thereafter unless and until such Event of Default has been waived by CP BF or cured to the satisfaction of Lender, subject to the exercise of customary commercial underwriting standards in determining such satisfaction, Lender may, without notice or demand to the Credit Parties declare the unpaid principal of and any accrued interest shall be immediately due and payable. While the Company and the Lender are engaged in good faith discussions to resolve these matters, no agreement to resolve such matters has been reached and all of the Loans remain in default for the reasons stated above, and the Lender is not presently exercising remedies, which the Lender reserves the right to so do at any time.
During the year ended December 31, 2021, the Company capitalized $310,589 and $71,674 of costs associated with the issuance of the Term Note and Convertible Notes, respectively, and amortizes these costs to interest expense over the term of the debt, using the effective interest method. The capitalized debt issuance costs are presented as a reduction of the carrying value of the Term Note and Convertible Notes.
The embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together, as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $3,000. Subsequent changes in fair value of the feature will be recognized as a gain or loss in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (See Note 7).
On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Loan in replacement for a Convertible Loan (“First Amendment Convertible Loan”) in the principal amount of $321,345, which is not considered an Additional Loan as defined above. The First Amendment Convertible Loan has the same features as the Convertible Loan described above.
Discounts to the principal amounts, relating to the debt issuance costs and embedded features, are included in the carrying value of the Convertible Notes and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a $2,000 debt discount upon issuance of the Convertible Notes. For the year ended December 31, 2022, interest expense on the Term loan totaled $1,110,296, comprised of $1,042,291 of contractual interest and $68,006 for the amortization of the discount. The effective interest rate for the Term Loan was 16% for years ending December 31, 2022 and 2021. For the year ended December 31, 2022, interest expense on the Convertible Notes totaled $319,743, comprised of $303,121 of contractual interest and $16,622 for the amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Loan was 16% and 16%, respectively, for the year ending December 31, 2022. During 2021, the Company recorded a $
74,674
debt discount upon issuance of the Convertible Note. For the year ended December 31, 2021, interest expense on the Term loan totaled $939,321, comprised of $889,650 of contractual interest and $49,671 for the amortization of the discount. For the year ended December 31, 2021, interest expense on the Convertible Notes totaled $229,270, comprised of $217,124 of contractual interest and $12,146 for the amortization of the discount. The effective interest rate for the CP BF Convertible Note was 16% for the year ending December 31, 2021.
The Company utilizes a combination of scenario-based methods and Black-Scholes option pricing models to determine the average share count outstanding at conversion and the simulated price per share for the Company as of the valuation date. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
The following table presents the CP BF convertible notes as of December 31, 2022:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(63,715)

Carrying value of the CB BF convertible notes	1,757,630
Accrued interest	518,904

Total CB BF convertible notes and accrued interest	$2,276,534

The following table presents the CP BF convertible notes as of December 31, 2021:

Face value of the CB BF convertible notes	$1,500,000
Debt discount, net	(62,529)

Carrying value of the CB BF convertible notes	1,437,471
Accrued interest	217,124

Total CB BF convertible notes and accrued interest	$1,654,595

The following table presents the CP BF term note as of December 31, 2022:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(192,911)

Carrying value of the CB BF term note	6,307,089
Accrued interest	186,962

Total CB BF term note and accrued interest	$6,494,051

The following table presents the CP BF term note as of December 31, 2021:

Face value of the CB BF term note	$6,500,000
Debt discount, net	$(260,917)

Carrying value of the CB BF term note	$6,239,083
Accrued interest	$86,095

Total CB BF term note and accrued interest	$6,325,178